Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 429,000.00
Previously Paid Amount	0.00
Total Fee Amount	59.24
Total Offset Amount	0.00
Net Fee	59.24
Narrative - Max Aggregate Offering Price	$ 429,000.00
Final Prospectus	true